Subordinated Liabilities - by Currency of Issue (Details) - Financial liabilities at amortized cost, category € in Millions, £ in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 21,510	€ 19,902	€ 21,153	€ 17,132
Euro
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				11,240	8,044	8,001
Annual interest rate (as percent)	3.93%
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			$ 11,996	8,008	9,349	9,174
Annual interest rate (as percent)	5.51%
Pound sterling
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		£ 250		874	949	851
Annual interest rate (as percent)	8.94%
Brazilian real
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	R$ 146			131	136	1,878
Annual interest rate (as percent)	7.00%
Other currencies
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				1,257	1,424	1,249
Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				404	413	449
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 8,369	€ 6,916	€ 6,749